RECEIVED 2007 OCT 22 AM 10: 27 SEC / MR

091-02090

07070837

For Internal Use Only		Submit 1 Original		OMB App'
Sec File No. 91 - 22		and 9 Copies		Expires:
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

MarketGrader 100 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

SIH

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, American Stock Exchange

NOV 01 2007

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

October 19, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 22 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

RECEIVED
2007 OCT 22 AM 10: 25
SEC / MR

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

Via Overnight Mail

October 19, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – SPA ETF Trust and Deutsche Bank AG**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- SPA ETF Trust, SPA MarketGrader 40 Fund (Ticker Symbol SFV);
- SPA ETF Trust, SPA MarketGrader 100 Fund (Ticker Symbol SIH);
- SPA ETF Trust, SPA MarketGrader 200 Fund (Ticker Symbol SNB);
- SPA ETF Trust, SPA MarketGrader Small Cap 100 Fund (Ticker Symbol SSK);
- SPA ETF Trust, SPA MarketGrader Mid Cap 100 Fund (Ticker Symbol SVD);
- SPA ETF Trust, SPA MarketGrader Large Cap 100 Fund (Ticker Symbol SZG); and
- Deutsche Bank AG, ELEMENTS Linked to the Morningstar Wide Moat Focus Total Return Index due October 24, 2022 (Ticker Symbol WMW).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

END

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 2 2 2007